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                  The Select
                  S&P Industrial
                  Portfolio


                  1998 Series E



                               [G R A P H I C S]





                                                                 Take
                                                                 indexing
                                                                 to another
                                                                 level...


                                                       [ML LOGO]  Merrill Lynch



[GRAPHICS]

Indexing-- it's a strategy to mirror the returns of major indices. Why not take a step beyond?

The S&P Industrial Portfolio takes indexing to another level.

Instead of simply replicating an index, the Select S&P Industrial Strategy attempts to single out stocks within the index for a combination of value, capital appreciation and current dividend income.

The Portfolio seeks total return through a contrarian strategy of selecting 15 stocks from the S&P Industrial Index(*) with high dividend yields and potential value.

The Strategy

Like most Portfolios in the Select Series, the Select S&P Industrial Portfolio employs a "buy and hold" style of investing which follows a disciplined strategy. Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

Select S&P Industrial Portfolio -- 1998 Series E(1)


Name of Issuer                  Ticker          Current Dividend Yield(2)
                                Symbol

1.  Royal Dutch Petroleum       RD              2.93%
    Company(3)
2.  Genuine Parts Company       GPC             2.85
3.  Alltel Corporation          AT              2.67
4.  Kellogg Company             K               2.49
5.  ConAgra Inc.                CAG             2.35
6.  Heinz (H.J.) Company        HNZ             2.29
7.  Winn-Dixie Stores, Inc.     WIN             2.21
8.  Anheuser-Busch Companies,   BUD             2.11
    Inc.
9.  Emerson Electric Company    EMR             1.97
10. May Department Stores       MAY             1.96
    Company
11. Air Products & Chemicals,   APD             1.80
    Inc.
12. Sara Lee Corporation        SLE             1.71
13. Pitney Bowes, Inc.          PBI             1.69
14. American Home Products      AHP             1.62
    Corporation
15. Textron, Inc.               TXT             1.57


The Portfolio dos not reflect the research opinions or any buy or sell recommendations of any of the Sponsors or Standard & Poor's.

         (1)      Initial date of deposit -- July 27, 1998.

         (2) Current dividend yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that stock and dividing the result by its market value as of the close of trading on July 24, 1998. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

         (3) This issuer is located in The Netherlands. The current semi-annual dividend per share will be subject to withholding taxes of The Netherlands.

Past Performance of Prior Select S&P Industrial Portfolios

The chart below shows average annual total returns for the following Series, which assume annual "rollovers" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each Series.

                     Series From Inception Through 6/30/98
Inception                                                           Return
1/22/97                           Series A                          20.52%
2/24/97                           Series B                          20.98%
4/21/97                           Series C                          29.85%
6/9/97                            Series D                          17.26%


                       Most Recently Completed Portfolio
Period                                                              Return
1/22/97-3/13/98                   Series A                          31.43%
2/24/97-4/24/98                   Series B                          22.96%
4/21/97-5/22/98                   Series C                          35.59%

Past performance is no guarantee of future results. Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series from Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on rollovers and different performance periods.

The Selection Process

The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies in the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a sub-set of the S&P 500 Index(*), which includes only industrial stocks. Defined Asset Funds then removes any stocks that are a part of the Dow Jones Industrial Average(*) (DJIA).

2. Quality Screen: We include only stocks that are ranked A+ or A by Standard & Poor's(*). Standard & Poor's determines these stock rankings using a computerized system which focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, which ranges from A+ for the highest ranked stocks to D for those stocks which Standard & Poor's considers to be the most speculative. These rankings are not intended to predict stock price movements.

3. Market Capitalization: We then rank the stocks by their market capitalization from highest to lowest, and eliminate the lowest 25%. This allows the Portfolio to avoid smaller, less liquid issues.

4. Highest Dividend Yield: Finally, we rank the remaining stocks according to dividend yield. From that group, we select the 15 highest-yielding stocks, whose prices may be undervalued, for the Portfolio.

(*) "Standard & Poor's,", "S&P," "S&P 500" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc.

Avoid the teachings of speculators whose judgments are not confirmed by experience.

LEONARD DA VINCI

[GRAPHIC CHART]

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 Invested 1/1/73 Through 6/30/98

[A mountain chart compares the cumulative annual performance from 1/1/73 through 6/30/98 of the Strategy (4) (ochre), the DJIA (pink), the S&P 500 Index (purple) and S&P Industrial Index (green). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"). The horizontal (X) axis compares the cumulative annual performance by year, from 1/1/73 through 6/30/98. The vertical (Y) axis reflects the dollar amount of performance for each index from 1/1/73 through 6/30/98. The initial value of each investment is $10,000. Throughout the aforementioned period, increases in each investment builds towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($459,661 ), the DJIA ($242,620), the S&P 500 Index ($241,866) and the S&P
Industrial Index ($232,888).]

[Graphic Box]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy would have underperformed the DJIA in 8, the S&P 500 Index in 9 and the S&P Industrial Index in 8 of the last 25 years. There can be no assurance that any Portfolio will outperform these indices.

Annual Total Returns

Year      Strategy(4)   DJIA      S&P 500     S&P           Year   Strategy(4)    DJIA        S&P         S&P
                                  Index       Industrial                                      500         Industria
                                              Index                                           Index       l Index
1973      -20.13%     -13.12%   -14.66%      -14.61%        1987       2.52        6.02        5.67        9.13
1974       -5.35      -23.14    -26.47       -26.54         1988      42.04       15.95       16.58       15.80
1975       40.63       44.40     36.92        36.78         1989      35.40       31.71       31.11       29.30
1976       30.89       22.72     23.53        22.59         1990       0.96       -0.57       -3.20       -0.84
1977       -6.53      -12.71     -7.19        -8.20         1991      27.06       23.93       30.51       30.39
1978        6.06        2.69      6.39         7.50         1992      11.50        7.34        7.67        5.63
1979       26.47       10.52     18.02        18.40         1993       2.28       16.72        9.97        8.90
1980       18.23       21.41     31.50        32.98         1994      11.41        4.95        1.30        3.75
1981        7.67       -3.40     -4.83        -6.69         1995      36.68       36.48       37.10       34.26
1982       25.87       25.79     20.26        20.14         1996      12.25       28.57       22.69       22.70
1983       24.72       25.68     22.27        22.79         1997      33.34       24.78       33.10       30.80
1984       12.34        1.06      5.95         4.09        6/30/98     6.64       14.11       17.66       18.72
1985       29.98       32.78     31.43        30.08
1986       28.78       26.91     18.37        18.54        Average    16.20%      13.32%      13.31%      13.14%


Average Annual Total Returns

For periods ending 12/31/97       3 year         5 year        10 year       15 year       20 year       25 year
Strategy(4)                       26.63%         18.21%        20.34%        19.94%        19.07%        16.25%
DJIA                              29.85%         21.81%        18.41%        18.21%        16.33%        13.01%
S&P 500 Index                     30.82%         20.06%        17.89%        17.37%        16.41%        12.85%
S&P Industrial Index              29.16%         19.48%        17.41%        17.12%        16.25%        12.64%


The results shown above are hypothetical past performance of the strategy (not any portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at each year end, divided by the initial public offering price and do not reflect the deduction of any commissions or taxes. Portfolio performance will differ from the strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.

         (4) Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income. U.S. equity markets have been at historically high levels, and no assurance can be given that these levels will continue.

o There can be no assurance that the Portfolio will meet its objective.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organizational expenses. Accordingly, you should not increase the tax basis in your units by these sales charges and expenses.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20%. However, on rollovers of future Portfolio, if available, investors will defer recognition of gains and losses on stocks that are contributed in kind to the new Portfolio.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.


                                  As a % of Public      Amount Per 1,000 Units
                                  Offering Price
Initial Sales Charge                       1.00%         $10.00
Deferred Sales Charge                      1.75%         $17.50
                                  ============================================
Maximum Sales Charge                       2.75%         $27.50
Estimated Annual                           .172%         $1.70
Operating Expenses
(as a % of net assets)

If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge and operating expenses.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


Amount Purchased                Total Sales Charge as a % of Public
                                Offering price
Less than $50,000               2.75%
$50,000 to $99,999              2.50%
$100,000 to $249,999            2.00%
$250,000 to $999,999            1.75%
$1,000,000 or more              1.00%


Select Now!

You can get started with the Select S&P Industrial Portfolio with as little as $250. Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Please read the prospectus carefully before you invest.

Additional Select S&P Industrial Portfolios containing the then-highest dividend-yielding stocks may be offered in the future. Information contained herein is subject to amendment. A registration statement relating to the stocks of the next Portfolio has been filed with the Securities and Exchange
Commission. The stocks of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these stocks in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Defined Asset Funds

Buy With Knowledge o Hold With Confidence

Other Select Series

Select Growth Portfolio
Select S&P Industry
         Turnaround Portfolio
Select S&P Intrinsic Value
         Portfolio

Select Ten Portfolios

Select Ten Portfolio
         (DJIA)
United Kingdom Portfolio
         (Financial Times Index)

Equity Investor Funds
         Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund 2
Tele-Global Trust 3
Utility Portfolio

Equity Investor Funds
         Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities
         Income Funds
Municipal Investment Trusts


                                                                   11579BR-7/98

      [copyright logo] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                       Member SIPC.

